OIL AND GAS LEASES	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
OIL AND GAS LEASES

NOTE 3 – OIL AND GAS LEASES

The Company purchased a farmout of deep right interests in approximately 5,000 net acres in the Uintah Basin in Utah in July 2011, amended in December 2011. The purchase price of the farmout interest was $478,200, made up of $303,000 in cash, $175,000 in notes payable and $200 in common stock (2,000,000 shares.) The Company has subsequently expended an additional $198,500 in cash for the completion of a gas pipeline connection, surface equipment and initial well rework.

NOTE 2 – OIL AND GAS LEASES

The Company purchased a farmout of deep right interests in approximately 5,355 gross acres and 4,887 net acres in the Uintah Basin in Utah in July 2011, amended in December 2011, with conveyance of approximately 4,100 acres made in 2011, and the remainder in February 2012. The purchase price of the farmout interest was $478,200, made up of $303,000 in cash, $175,000 in notes payable and $200 in common stock.